Fair Value Measurements (Details 1) - EBP 015 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 13,572,548	$ 15,716,322
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	11,754,008	13,493,347
Total | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	303,804	257,317
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	2,624,329	3,812,736
Total | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	2,218,010	2,078,080
Total | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	6,607,865	7,345,214
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	9,535,998	11,415,267
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	303,804	257,317
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	2,624,329	3,812,736
Level 1 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 1 | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	6,607,865	7,345,214
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 2 | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	2,218,010	2,078,080	$ 2,494,628
Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Level 3 | Investment Contract
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	2,218,010	2,078,080
Level 3 | Nordson Corporation Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	0	0
Investments measured at Net Asset Value: | Common/Collective Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value:	$ 1,818,540	$ 2,222,975